Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Share Capital and Share Premium

A. Share Capital and Share Premium

	Ordinary Shares			Class B Shares
Particulars	Number	Share capital	Share premium	Number	Share capital	Share premium
Balance as at April 1, 2023	66,462,562	33	839,442	39,667,911	20	1,217,920
Shares issued during the year on exercise of share based awards	3,652,013	2	103,855	—	—	—
Balance as at March 31, 2024	70,114,575	35	943,297	39,667,911	20	1,217,920
Balance as at April 1, 2024	70,114,575	35	943,297	39,667,911	20	1,217,920
Shares issued during the year on exercise of share based awards	1,479,937	1	42,228	—	—	—
Treasury shares acquired	(236,012)	—	—	—	—	—
Balance as at March 31, 2025	71,358,500	36	985,525	39,667,911	20	1,217,920